Submission	Feb. 11, 2025
Submission [Line Items]
Central Index Key	0001433642
Registrant Name	Hamilton Lane INC
Registration File Number	333-283233
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES